ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
ACCRUED EXPENSES
Schedule of accrued compensation and other accrued expenses

	September 30, 2023	December 31, 2022
Compensation related accruals	$3,274,248	$2,104,008
Marketing programs	940,930	611,642
Interest	381,595	110,239
Warranty	464,812	269,496
Professional fees	1,873,278	129,169
Inventory purchases and freight	1,242,311	—
Other	196,308	481,540
	$8,373,482	$3,706,094

	2022	2021
Bonus	$832,918	$831,601
Wages	218,974	140,962
Vacation	959,004	569,777
Earned discounts	554,642	499,219
Commission settlement	—	274,323
Warranty	269,496	217,244
Other	360,716	264,533
Professional fees	129,169	72,611
Interest	110,239	28,750
401k matching contributions	93,112	100,134
Travel	60,400	—
Credit card fees	60,424	34,424
Marketing expenses	57,000	45,000
	$3,706,094	$3,078,578